Related Party Disclosures	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Disclosures [Abstract]
Related Party Disclosures
26.	RELATED PARTY DISCLOSURES

(i)	Compensation of key management personnel
The remuneration of directors of the Company and other members of key management were as follows:

	For the six months ended June 30,
	2023	2022
(In thousands of US$)	US$	US$
Short term benefits	1,626	1,540
Retirement benefit scheme contributions	8	6
Share-based payment	2,673	1,117

	4,307	2,663

The remuneration of key management personnel is determined by the directors of the Company having re gar
d to the performance of individuals and market trends.

30.	RELATED PARTY DISCLOSURES

(i)	Transactions
Save as disclosed elsewhere in the consolidated financial statements, the Group also entered into the following transactions with its related party:

			Years ended December 31,
Related parties	Relationship	Nature of transactions	2020	2021	2022
			US$	US$	US$
Dr. Redkar	Executive director of the Company	Loan interest income	2	—	—

(ii)	Balances
As of January 1, 2020, the balance of loan to a director is US$131. The amount is due from Dr. Redkar and secured by 40,849,813 ordinary shares of the Company held by Dr. Redkar, carrying interest at 2.07% per annum and repayable on demand. During the year ended December 31, 2020, the loan was fully repaid.
The maximum amount outstanding during the year ended December 31, 2020 were US$133.

(iii)	Compensation of key management personnel
The remuneration of directors of the Company and other members of key management were as follows:

	Years ended December 31,
	2020	2021	2022
	US$	US$	US$
Short term benefits	1,685	2,214	2,473
Retirement benefit scheme contributions	9	12	12
Share-based payment	3,681	6,131	1,820

	5,375	8,357	4,305

The remuneration of key management personnel is determined by the directors of the Company having regard to the performance of individuals and market trends.